ORGANIZATION AND PRINCIPAL BUSINESS (Tables)	12 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SCHEDULE OF CONSOLIDATED SUBSIDIARIES

The following sets forth the Company’s consolidated subsidiaries:

Subsidiaries	Place of incorporation	% of beneficial ownership as of date of this report	Date of incorporation	Principal activities
Booming Voice	BVI	100%	October 25, 2023	Holding company, not engaged in any business activities
Diligent Yield	BVI	100%	October 1, 2021	Holding company, not engaged in any business activities
Top Spin Investment Company Limited (“Top Spin”)	BVI	100%	February 20, 2025	Holding company, not engaged in any business activities
Performance Plus Enterprises Limited (“Performance Plus”)	BVI	80%	July 1, 2014	Holding company, not engaged in any business activities
JFY Corporate Services Company Limited (“JFY Corporate”)	Hong Kong	100%	May 8, 2017	Provision of human resources solution services for professional services
Click Services Limited (“Click Services”)	Hong Kong	100%	August 28, 2020	Provision of human resources solution services for nursing solution services and logistics and other solution services
Care U Professional Nursing Service Limited (“Care U”)	Hong Kong	80%	December 3, 2014	Provision of human resources solution services for nursing solution services